Pension, Savings, and Other Employee Benefits - Schedule of Assumptions Used in the Defined Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Minimum required outstanding par value to each issue of bonds	$ 300,000,000	$ 300,000,000	$ 250,000,000
Qualified pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation, discount rate	4.43%	3.76%	4.39%
Defined benefit plan assumptions used calculating net periodic benefit cost, discount rate	3.75%	4.37%	4.69%
Nonqualified pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation, discount rate	4.26%	3.59%	4.07%
Defined benefit plan assumptions used calculating net periodic benefit cost, discount rate	3.59%	4.07%	4.34%
Other nonqualified pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation, discount rate	3.83%	3.19%	3.39%
Defined benefit plan assumptions used calculating net periodic benefit cost, discount rate	3.19%	3.39%	3.57%
Postretirement benefits | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation, discount rate	4.03%	3.37%	3.67%
Defined benefit plan assumptions used calculating net periodic benefit cost, discount rate	3.35%	3.68%	3.84%
Postretirement benefits | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation, discount rate	4.56%	3.87%	4.57%
Defined benefit plan assumptions used calculating net periodic benefit cost, discount rate	3.87%	4.57%	4.87%
Qualified pension/ postretirement benefits
Defined Benefit Plan Disclosure [Line Items]
Expected time horizon	30 years
Defined benefit plan assumptions used calculating benefit obligation expected long term return on assets	4.20%
Defined benefit plan assumptions used calculating net periodic benefit cost, expected long-term rate of return on plan assets	4.20%	4.50%	6.00%
Qualified pension/ postretirement benefits | Minimum
Defined Benefit Plan Disclosure [Line Items]
Term used for assumption calculation	6 months
Qualified pension/ postretirement benefits | Maximum
Defined Benefit Plan Disclosure [Line Items]
Term used for assumption calculation	30 years
Postretirement benefit (retirees post January 1, 1993)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation expected long term return on assets	5.95%
Defined benefit plan assumptions used calculating net periodic benefit cost, expected long-term rate of return on plan assets	5.95%	6.00%	6.15%
Postretirement benefit (retirees prior to January 1, 1993)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assumptions used calculating benefit obligation expected long term return on assets	2.15%
Defined benefit plan assumptions used calculating net periodic benefit cost, expected long-term rate of return on plan assets	2.15%	2.15%	2.10%